SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of cash and cash equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents	$ 16,590	$ 15,506	$ 31,425
Restricted cash			100
Total cash and cash equivalents		$ 15,506	$ 31,525